Segments (Schedule of Revenue by Major Customers) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue, Major Customer [Line Items]
INCOME BEFORE INCOME TAXES		$ 110,330	$ 143,469	$ 217,267
INCOME TAXES BENEFIT (EXPENSES)		(16,499)	37,806	(19,348)
NET INCOME		93,831	181,275	197,919
CODM [Member]
Revenue, Major Customer [Line Items]
Revenues from customers		370,495	394,818	492,048
Employee salaries including commission expenses		102,835	101,920	109,484
Marketing expenses		27,451	26,987	29,039
Share based compensation		11,131	16,569	23,600
Interest income		21,578	33,537	21,128
Depreciation		695	728	623
Other expenses	[1]	139,631	138,682	133,163
INCOME BEFORE INCOME TAXES		110,330	143,469	217,267
INCOME TAXES BENEFIT (EXPENSES)		(16,499)	37,806	(19,348)
NET INCOME		$ 93,831	$ 181,275	$ 197,919

[1]	Other expenses included in net income includes cost of revenues (excluding salaries, depreciation and share based compensation); research and development expenses (excluding salaries, depreciation and share based compensation); sales expenses (excluding salaries, commission, depreciation and share based compensation); general and administrative expenses (excluding salaries and share based compensation); and finance expenses of exchange rate and bank commission.